Commitments and contingencies - Product warranty reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guarantees - general
Maximum potential payments	$ 1,658	$ 1,864
Additional obligations with respect to guarantee	7,400	7,700
Additional obligations with respect to guarantee relate to discontinued operations	4,300	4,700
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period	909	815	$ 763
Net change in warranties due to acquisitions and divestments	41	30
Claims paid in cash or in kind	(307)	(243)	(248)
Net increase to provision for changes in estimates, warranties issued	341	234	327
Exchange rate differences	(36)	73	(27)
Product warranties at end of period	948	909	815
Performance guarantees
Guarantees - general
Maximum potential payments	$ 1,584	1,775
Performance guarantees | Projects executed as a member of consortia | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
Performance guarantees | Projects executed as a member of consortia | Maximum
Guarantees - general
Original maturity of performance guarantees	8 years
Financial guarantees
Guarantees - general
Maximum potential payments	$ 10	17
Carrying amount of liabilities	0	0	0
Indemnification guarantees
Guarantees - general
Maximum potential payments	64	72
High Voltage cables systems guarantees
Guarantees - general
Maximum potential payments	$ 771	929
High Voltage cables systems guarantees | Minimum
Guarantees - general
Original maturity of performance guarantees	1 year
High Voltage cables systems guarantees | Maximum
Guarantees - general
Original maturity of performance guarantees	10 years
Warranties
Reconciliation of Provisions for warranties including guarantees of product performance
Net increase to provision for changes in estimates, warranties issued	$ 92
Warranties | Business acquisitions in 2013
Reconciliation of Provisions for warranties including guarantees of product performance
Net increase to provision for changes in estimates, warranties issued	36	23	151
Excluded products sold prior to the acquisition date	$ 16	$ 8	$ 131